                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         John Kornreich
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153


Form 13F File Number: 28-2461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Kornreich
Title:
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ John Kornreich      New York, New York     5/10/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[ X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-06285                 Sandler Capital Management
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     26

Form 13F Information Table Value Total:     $21,269
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                         March 31, 2001

   COLUMN 1        COLUMN 2       COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------       --------       --------     --------       --------         ---------   --------      --------
                                               MARKET
                    TITLE          CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER     OF CLASS        NUMBER      (X000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------     --------        ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----


ADELPHIA
  COMMUNICATIONS
  CORP              COMMON STOCK   006848105     1756    43355     SH         SOLE         1         43355    0    0
AOL TIME WARNER     COMMON STOCK   00184A105     1506    37500     SH         SOLE         1         37500    0    0
ARCH WIRELESS INC   COMMON STOCK   039392105        9    15000     SH         SOLE         1         15000    0    0
ARCH WIRELESS INC
  WRNTS 9/1/20      WARRANTS       039392113        2    77780     SH         SOLE         1         77780    0    0
AT&T CORP COM       COMMON STOCK   001957109      547    25689     SH         SOLE         1         25689    0    0
AT&T CORP LIBERTY
  MEDIA GROUP       COMMON STOCK   001957208     3441    245792    SH         SOLE         1         245792   0    0
AT&T WIRELESS
  GROUP TRACKING S  COMMON STOCK   001957406      575    30000     SH         SOLE         1         30000    0    0
BELLSOUTH CORP COM  COMMON STOCK   079860102      614    15000     SH         SOLE         1         15000    0    0
CABLEVISION NY
  GROUP CLASS A     COMMON STOCK   12686C109     1407    20000     SH         SOLE         1         20000    0    0
CHARTER COM INC.
  CLASS A COM S     COMMON STOCK   16117M107      566    25000     SH         SOLE         1         25000    0    0
CISCO SYS INC COM   COMMON STOCK   17275R102      356    22500     SH         SOLE         1         22500    0    0
FOX ENTERTAINMENT
  GROUP INC CL      COMMON STOCK   35138T107      588    30000     SH         SOLE         1         30000    0    0
GRUPO TELEVISA
  SA DE  CV USD G   ADRS STOCKS    40049J206      461    13800     SH         SOLE         1         13800    0    0
MICROSOFT CORP COM  COMMON STOCK   594918104      820    15000     SH         SOLE         1         15000    0    0
MILLICOM INTL
  CELLULAR S A COM  COMMON STOCK   L6388F102      433    21900     SH         SOLE         1         21900    0    0
NEWS CORP LTD
  SPONS ADR REPSTG  ADRS STOCKS    652487802     1335    50000     SH         SOLE         1         50000    0    0
NEXTEL
  COMMUNICATIONS
  INC               COMMON STOCK   65332V103      791    55000     SH         SOLE         1         55000    0    0
ORACLE CORPORATION
  U SD.01 COM       COMMON STOCK   68389X105      524    35000     SH         SOLE         1         35000    0    0
PAXSON
  COMMUNICATIONS
  CORP              COMMON STOCK   704231109      293    30000     SH         SOLE         1         30000    0    0




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RAINBOW MEDIA
  GROUP             COMMON STOCK   12686C844      260    10000     SH         SOLE         1         10000    0    0
SPRINT CORP
  (PCS GROUP)       COMMON STOCK   852061506      475    25000     SH         SOLE         1         25000    0    0
TELECOM HLDRS       ML BIOTECH
  STOCK US ETFS       HLDG         87927P200      643    12500     SH         SOLE         1         12500    0    0
TELEWEST
  COMMUNICATIONS
  PLC               ADRS STOCKS    87956P105      254    15000     SH         SOLE         1         15000    0    0
VIACOM INC
  CL B COM          COMMON STOCK   925524308      769    17500     SH         SOLE         1         17500    0    0
VIVENDI
  SPONSORED ADR     ADRS STOCKS    92851S204      455    7500      SH         SOLE         1         7500     0    0
VODAFONE GROUP
  PLC ADR           ADRS STOCKS    92857W100     2389    88000     SH         SOLE         1         88000    0    0

                    Total:                      21269
                                              (x000s)


































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